PROPERTY, FURNITURE AND EQUIPMENT, NET, Movement of Property, Furniture and Equipment and Accumulated Depreciation (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	[1]	S/ 1,281,098	S/ 1,308,779
Balance Ending		1,357,525	1,281,098	[1]	S/ 1,308,779	[1]
Net carrying amount		1,357,525	1,281,098	[1]	1,308,779	[1]
Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		3,463,196	3,500,890		3,515,202
Additions		322,371	192,700		107,790
Acquisition of business		455	419		0
Transfers		0	0		0
Disposals and others		(213,736)	(230,813)		(122,102)
Balance Ending		3,572,286	3,463,196		3,500,890
Net carrying amount		3,572,286	3,463,196		3,500,890
Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		2,182,098	2,192,111		2,140,327
Depreciation of the period		129,108	128,443		140,173
Acquisition of business		0	102		0
Disposals and others		(96,445)	(138,558)		(88,389)
Balance Ending		2,214,761	2,182,098		2,192,111
Net carrying amount		2,214,761	2,182,098		S/ 2,192,111
Land [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending		327,113
Net carrying amount		327,113
Land [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		375,485
Additions		0
Acquisition of business		0
Transfers		0
Disposals and others		(48,372)
Balance Ending		327,113	375,485
Net carrying amount		327,113	375,485
Land [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		0
Depreciation of the period		0
Acquisition of business		0
Disposals and others		0
Balance Ending		0	0
Net carrying amount		0	0
Buildings and Other Constructions [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending		395,958
Net carrying amount		395,958
Buildings and Other Constructions [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		1,146,905
Additions		3,008
Acquisition of business		0
Transfers		0
Disposals and others		(9,269)
Balance Ending		1,140,644	1,146,905
Net carrying amount		1,140,644	1,146,905
Buildings and Other Constructions [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		725,590
Depreciation of the period		22,575
Acquisition of business		0
Disposals and others		(3,479)
Balance Ending		744,686	725,590
Net carrying amount		744,686	725,590
Installations [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending		208,425
Net carrying amount		208,425
Installations [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		731,678
Additions		16,056
Acquisition of business		0
Transfers		45,603
Disposals and others		(13,856)
Balance Ending		779,481	731,678
Net carrying amount		779,481	731,678
Installations [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		550,001
Depreciation of the period		34,658
Acquisition of business		0
Disposals and others		(13,603)
Balance Ending		571,056	550,001
Net carrying amount		571,056	550,001
Furniture and Fixtures [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending		157,941
Net carrying amount		157,941
Furniture and Fixtures [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		467,134
Additions		41,287
Acquisition of business		364
Transfers		10,434
Disposals and others		(33,432)
Balance Ending		485,787	467,134
Net carrying amount		485,787	467,134
Furniture and Fixtures [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		324,080
Depreciation of the period		30,904
Acquisition of business		0
Disposals and others		(27,138)
Balance Ending		327,846	324,080
Net carrying amount		327,846	324,080
Computer Hardware [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending		133,237
Net carrying amount		133,237
Computer Hardware [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		571,046
Additions		93,782
Acquisition of business		91
Transfers		1,192
Disposals and others		(51,900)
Balance Ending		614,211	571,046
Net carrying amount		614,211	571,046
Computer Hardware [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		492,609
Depreciation of the period		35,643
Acquisition of business		0
Disposals and others		(47,278)
Balance Ending		480,974	492,609
Net carrying amount		480,974	492,609
Vehicles and Equipment [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending		17,596
Net carrying amount		17,596
Vehicles and Equipment [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		112,161
Additions		360
Acquisition of business		0
Transfers		285
Disposals and others		(5,011)
Balance Ending		107,795	112,161
Net carrying amount		107,795	112,161
Vehicles and Equipment [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		89,818
Depreciation of the period		5,328
Acquisition of business		0
Disposals and others		(4,947)
Balance Ending		90,199	89,818
Net carrying amount		90,199	89,818
Work in Progress [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending		117,255
Net carrying amount		117,255
Work in Progress [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		58,787
Additions		167,878
Acquisition of business		0
Transfers		(57,514)
Disposals and others		(51,896)
Balance Ending		117,255	58,787
Net carrying amount		117,255	58,787
Work in Progress [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning		0
Depreciation of the period		0
Acquisition of business		0
Disposals and others		0
Balance Ending		0	0
Net carrying amount		S/ 0	S/ 0

[1]	See note 3(b).